BETTER 10Q - CUSTOMER DEPOSITS - Average Balances and Weighted Average Rates (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deposits [Abstract]
Average balance, Notice	$ 3,618	$ 0
Average balance, Term	1,906	0
Average balance, Savings	6,244	0
Average balance, total deposits	$ 11,768	$ 0
Average paid rate, Notice	2.32%	0.00%
Average paid rate, Term	1.20%	0.00%
Average paid rate, Savings	1.76%	0.00%
Average paid rate, total deposits	1.76%	0.00%